Note 42 - Other operating income and expenses - Other Operating Expense Explanatory (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income and Expenses
Change in inventories		€ 107,000,000	€ 292,000,000	€ 886,000,000
Of which: Real estate companies Expenses		68,000,000	248,000,000	816,000,000
Rest of other operating expenses		1,899,000,000	1,808,000,000	1,337,000,000
OfWhichDepositsGuaranteeFund		770,000,000	727,000,000	703,000,000
OfWhichHiperinflationAdjustmentsExpense	[1]	538,000,000	494,000,000	31,000,000
Total Other operating expenses (Income Statement)		€ 2,006,000,000	€ 2,101,000,000	€ 2,223,000,000

[1]	(*) See Note 2.2.20.